N-2	Jan. 22, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001803498
Amendment Flag	false
Securities Act File Number	814-01358
Document Type	8-K
Entity Registrant Name	Blackstone Private Credit Fund
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	503-2100
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	On January 22, 2025, Blackstone Private Credit Fund (the “
Fund
”) priced a public offering of $1,000,000,000 in aggregate principal amount of its 6.000% notes due 2032 (the “
Notes
”). The Notes will mature on January 29, 2032. The Notes may be redeemed in whole or in part at the Fund’s option at any time at par value plus a “make-whole” premium. The offering is expected to c lose
on January 29, 2025, subject to customary closing conditions.
Long Term Debt, Principal	$ 1,000,000,000